PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost
Buildings	$2,320,265	$2,309,897
Furniture, fixtures and equipment	199,098	206,629
Leasehold improvements	109,834	80,670
Motor vehicles	2,602	2,588
Construction in progress	80,732	39,554

Sub-total	2,712,531	2,639,338
Less: accumulated depreciation and amortization	(605,074)	(463,480)

Property and equipment, net	$2,107,457	$2,175,858

As of December 31, 2019 and 2018, construction in progress in relation to Studio City included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $11,676 and $5,110, respectively.